Costs (Tables)	12 Months Ended
Dec. 31, 2020
Costs
Summary of costs

	12/31/2020	12/31/2019	12/31/2018
Type
Depreciation and amortization	(57,581)	(59,027)	(49,773)
Personnel	(150,676)	(146,077)	(120,221)
Outsourced services	(44,316)	(33,696)	(32,245)
Travel and accommodation	(1,681)	(4,964)	(5,259)
Expenses with link	(28,039)	(26,348)	(36,891)
Other	(969)	(2,003)	(1,232)
Total (*)	(283,262)	(272,115)	(245,621)

(*)   The amounts presented include R$ 4,832  (659 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda. and its subsidiaries